Summary of Essential Information
as of June 22, 1998

SIZE OF OFFERING
-------------------------------------------

Aggregate Value of Securities....    $242,706.06
Number of Units..................         25,000

PRICE
-------------------------------------------

Public Offering Price Per Unit
  (including sales charge).....          $9.7923
Minimum Purchase: $1,000 ($250
  for IRA's)
Public Offering Price Per 100
  Units (including sales
  charge)......................          $979.23

RECORD DATES
-------------------------------------------

December 1, 1998 and September 24, 1999

DISTRIBUTION DATES
-------------------------------------------

December 15, 1998 and on or about October 1, 1999

TERMINATION DATE
------------------------------------------------
September 24, 1999

SALES CHARGE
------------------------------------------------
The sales charge is 2.90% of the Public Offering Price of which $20 per 100 Units is deferred. The deferred sales charge generally is paid from the proceeds of securities sold each month commencing September 30, 1998 ($2.00 per 100 Units per month for 10 months). Volume discounts begin on orders of $25,000 or more.
------------------------------------------------

TRUSTEE                      SPONSOR
The Chase Manhattan Bank     Dean Witter Reynolds Inc.
270 Park Avenue              2 World Trade Center
New York, New York 10017     New York, New York 10048

--------------------------
    MORGAN STANLEY DEAN WITTER IS A SERVICE MARK OF MORGAN STANLEY DEAN WITTER & CO.

HISTORICAL PERFORMANCE

The following table shows the actual performance of (i) hypothetical one-year fixed portfolios of approximately equal values of strategy stocks (but not any actual trust) chosen as of the beginning of each year using the S&P Platinum Portfolio, Select Strategy Stocks Trust selection process and (ii) the actual annual returns of the S&P 500 Index for each year indicated.

                                          PLATINUM
                                         PORTFOLIO,
                                           SELECT
        YEAR                              STRATEGY
     ENDED 12/31        S&P 500 INDEX      STOCKS
---------------------  ---------------  ------------
        1988                 16.34%          30.36%
        1989                 31.23%          27.56%
        1990                 -3.14%         -17.14%
        1991                 30.00%          51.68%
        1992                  7.43%          16.89%
        1993                  9.94%           2.93%
        1994                  1.29%           7.40%
        1995                 37.11%          44.25%
        1996                 22.70%          23.55%
        1997                 33.10%          12.59%
   1/1/98-5/29/98            12.79%           8.59%
---------------------       ------      ------------
Average annual return
     1988-1997:              17.81%          18.41%

Returns shown represent price changes plus dividend returns and do not reflect commissions incurred in buying and selling portfolio securities or taxes. Only the Platinum Portfolio, Select Strategy Stocks figures reflect Trust sales charges (the full sales charge in the first year; reduced rollover sales charges thereafter), estimated expenses and semi-annual reinvestment of dividends. These returns are not guarantees of future performance and should not be used as a predictor of returns to be expected in connection with the Trust. The actual returns of a particular trust or purchase of units of a trust will vary from hypothetical strategy returns due to, among other things, timing differences and the fact that an actual trust has sales charges, expenses and commissions. As indicated in the above table, the strategy underperformed the Index in certain years and there can be no assurance that the Trust will outperform the Index over the life of the Trust.

The number of Select Strategy Stocks in the table above ranged from a low of 9 as of January 1, 1988, to a high of 36 stocks as of January 1, 1996 and January 1, 1998. It is estimated that the number of Select Strategy Stocks will likely range from 25 to 40 for a given portfolio, although no representation can be given as to the exact number of stocks that will qualify for a particular Trust. As the number of stocks that are in a given portfolio decreases, performance return fluctuation and risk are likely to increase. For the performance period shown above, the hypothetical strategy stocks portfolio had an average turnover of stocks year to year of approximately 67%.

Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's units, when redeemed or sold, may be worth more or less than their original cost.

                        SCHEDULE OF PORTFOLIO SECURITIES
                     STANDARD & POOR'S PLATINUM PORTFOLIO,
                      SELECT STRATEGY STOCKS -- JUNE 1998
                       ON DATE OF DEPOSIT, JUNE 22, 1998

                                                                PROPORTIONATE    PERCENTAGE
                                                                RELATIONSHIP    OF AGGREGATE    PRICE PER
                                                    NUMBER OF    BETWEEN NO.    MARKET VALUE     SHARE TO
   NO.      NAME OF ISSUER                           SHARES       OF SHARES       OF TRUST        TRUST
---------   --------------------------------------  ---------   -------------   ------------   ------------
     1      AES Corp.                                   154            1.93%           3.03%     $  47.6875
     2      AccuStaff Inc.                              247            3.10            3.02         29.6875
     3      Adaptec, Inc.                               469            5.89            3.02          15.625
     4      Alaska Air Group                            142            1.78            3.04          51.875
     5      Analog Devices, Inc.                        312            3.92            3.05         23.6875
     6      Applied Materials, Inc.                     258            3.24            3.04         28.5625
     7      Boston Scientific Corp.                     108            1.36            3.03          68.125
     8      Cadence Design Systems, Inc.                227            2.85            3.00         32.0625
     9      Cisco Systems, Inc.                          87            1.09            3.04         84.6875
    10      Consolidated Stores Corp.                   197            2.47            3.02         37.1875
    11      Corrections Corp. of America                310            3.89            3.07           24.00
    12      EMC Corp.                                   169            2.12            3.10           44.50
    13      Express Scripts, Inc.                       100            1.26            3.04           73.75
    14      Global Marine Inc.                          376            4.72            3.03         19.5625
    15      HEALTHSOUTH Corp.                           270            3.39            2.98         26.8125
    16      Health Management Associates, Inc.          223            2.80            3.01         32.8125
    17      Hyperion Software Corp.                     249            3.13            3.05         29.6875
    18      KLA-Tencor Corp.                            271            3.40            3.03          27.125
    19      MBNA Corp.                                  235            2.95            3.00           31.00
    20      Network Associates                          169            2.12            3.04         43.6875
    21      News Corp. Ltd.                             266            3.34            3.03         27.6875
    22      OfficeMax, Inc.                             466            5.85            2.99         15.5625
    23      Oracle Corporation                          300            3.77            3.00           24.25
    24      Parametric Technology Corp.                 234            2.94            3.08         31.9375
    25      Photronics, Inc.                            363            4.56            3.01          20.125
    26      Pride International                         425            5.33            3.01         17.1875
    27      Proffitts, Inc.                             175            2.20            3.06          42.375
    28      QUALCOMM Inc.                               145            1.82            3.01          50.375
    29      Quorum Health Group Inc.                    256            3.21            3.05          28.875
    30      Staples, Inc.                               253            3.18            3.06          29.375
    31      Symantec Corp.                              295            3.70            3.04           25.00
    32      Transatlantic Holdings, Inc.                 97            1.22            3.01         75.3125
    33      Tyco International Ltd.                     120            1.51            3.04         61.5625
                                                    ---------
                                                      7,968
                                                    ---------
                                                    ---------

INVEST IN A FIXED PORTFOLIO OF STOCKS BASED UPON STANDARD & POOR'S* RESEARCH FOR AS LITTLE AS $1,000 ($250 FOR IRA'S)

PORTFOLIO SELECTION
The Platinum Portfolio, Select Strategy Stocks unit trust seeks capital appreciation by investing for one year in a pre-determined group of stocks selected from the Standard & Poor's "Platinum Portfolio" through an exclusive two-part selection process. First, companies are identified that satisfy, as of the Trust's formation, appreciation potential and value criteria for Standard & Poor's prestigious "Platinum Portfolio" on-going research model. At such time, further selection screens concerning Standard & Poor's rankings, and market capitalizations, of stocks are applied to arrive at the portfolio of the Trust.

The foundation of this Trust is based upon Standard & Poor's stock rankings (from a low of "1" to a high of "5") under its two analytical systems for its "Platinum Portfolio": (1) the fundamental STock Appreciation Ranking System (STARS); and (2) the quantitative Fair Value Model (FVM). The prospectus sets forth the specific selection criteria.

SHORT-TERM LIFE
The Trust will terminate in approximately one year. The portfolio will then either be liquidated or distributed to unitholders in-kind at their election. You may, of course, sell or redeem your Units prior to the Trust's termination. Although the Trust is a one year investment, the strategy is long term. Investors should consider reinvesting in successive trusts (if available), for example, for at least three to five years, to take advantage of the long term strategy.

NO TURNOVER
As an unmanaged investment, the Trust typically has no turnover of stocks during its life. Unitholders know exactly where their money is invested. Managed investment portfolios may have very high turnover rates over a one-year period.

EASY LIQUIDITY
All or a portion of your Units may be liquidated at any time, based on net asset value (including deduction for any unpaid deferred sales charge). The price you receive will reflect market conditions and could be more or less than the price originally paid. Investors may at termination choose to receive their share of the Trust's actual underlying securities.

SUITED FOR RETIREMENT ACCOUNTS
This Trust may be an attractive investment vehicle for a self-directed IRA or self-employed retirement plan ("Keogh plan"). Unless held in an IRA or other tax-deferred vehicle there may be current tax consequences associated with an investment in this type of unit investment trust. As a diversified growth-oriented investment it may be a suitable complement to help achieve overall portfolio diversification.

NO MARKET TIMING
The Trust leaves "emotional trading" behind by focusing and buying a portfolio of stocks researched by Standard & Poor's. Due to the Trust's "buy and hold" strategy, an investor's money is generally invested at all times. Managed investment vehicles buy and sell securities and may have a sizable percentage of assets in cash.

ROLLOVER OPTION
Investors, in connection with the Trust's termination, may elect to roll over their investment into units of a new series, if offered, subject only to the deferred sales charge.

RISKS
Investors should note that the Trust is not S&P's Platinum Portfolio, which S&P actively reviews and is expected to continually change, based upon its changes to STARS and FVM stock rankings. Thus, S&P's Platinum Portfolio is intended more for traders than long term investors due to the frequent changes that S&P is likely to make to its STARS and FVM rankings.**

The portfolio of the Trust is an unmanaged fixed portfolio. It is based on a longer term strategy, applying the additional Trust ranking and market capitalization criteria to S&P's Platinum Portfolio, at the time of the Trust's formation (June 22, 1998), to select and hold stocks for the life of the Trust. Therefore, regardless of any changes to S&P's Platinum Portfolio (or S&P stock ranking or in market capitalization), the identity and proportionate relationship of the Portfolio's Securities generally will remain the same as shown in "Portfolio of Securities."

The Trust is not an appropriate investment for those seeking high current income or capital preservation. Investors must be able and willing to assume the risks associated with equity investing in a fixed portfolio of common stocks. Risks of investing in common stocks such as the Trust's securities include price volatility resulting from factors affecting particular common stock and the equity markets in general. See the prospectus for more complete information concerning risks.

------------------------------
 *Standard & Poor's, S&P and the S&P 500 are registered trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Sponsor. Platinum Portfolio, Select Strategy Stocks unit trusts are not sponsored, managed, sold or promoted by Standard & Poor's. Standard & Poor's is not affiliated with the Sponsor.

**Standard & Poor's Platinum Portfolio is not an actual investment offered by Standard & Poor's, and Standard & Poor's does not currently manage any actual investments based upon its Platinum Portfolio.

FOR A COPY OF THE PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES, EXPENSES AND RISKS, CONTACT YOUR FINANCIAL ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

[LOGO] MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST

STANDARD & POOR'S
PLATINUM PORTFOLIO,
SELECT STRATEGY STOCKS-
JUNE 1998

-FIXED UNIT INVESTMENT TRUST STRUCTURE

- CAPITAL APPRECIATION POTENTIAL

- DIVERSIFICATION

- EASY LIQUIDITY

- ROLLOVER OPTION

UNITS OF A TRUST ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORP. (FDIC) AND ARE NOT OBLIGATIONS OF, ENDORSED BY, DEPOSITS IN, OR GUARANTEED BY ANY BANK. INVESTMENTS IN UNIT INVESTMENT TRUSTS AND OTHER PRODUCTS ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

MORGAN STANLEY DEAN WITTER
                                                                CLF: 37716